Commitments and Contingencies - Future minimum lease commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Rent expense	¥ 14,780	¥ 17,878
2021	27,180
2022	22,775
2023	19,384
2024	7,986
2025	6,927
Thereafter	0
Total	¥ 84,252